SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current
Deferred
Current
Deferred
Total income tax provision (benefit)